Consolidated Statements of Shareholders’ Equity (Deficit) ¥ in Thousands, $ in Thousands	Number of ordinary shares shares	Ordinary shares CNY (¥)	Additional paid-in capital CNY (¥)	Treasury Stock CNY (¥)	Statutory reserves CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income CNY (¥)	Meta Data Limited shareholders’ equity CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Aug. 31, 2018		¥ 42	¥ 5,426,503		¥ 4,272	¥ (4,535,042)	¥ 128,900	¥ 1,024,675	¥ 70,568	¥ 1,095,243
Balance (in Shares) at Aug. 31, 2018 | shares	6,517,207,561
Comprehensive income (loss)						245,368	(41,752)	203,616	(79,165)	124,451
Appropriation of statutory reserves					2,808	(2,808)
Share repurchase (Note 16)				(203,759)				(203,759)		(203,759)
Share repurchase (Note 16) (in Shares) | shares	(145,762,478)
Exercise of employee stock options			2,744					2,744		2,744
Exercise of employee stock options (in Shares) | shares	55,658,760
Acquisition of subsidiaries (Note 4)									11,067	11,067
Disposal of subsidiaries									(18,892)	(18,892)
Acquisition of non-controlling interests (Note 16)			(10,808)					(10,808)	1,048	(9,760)
Distribution to non-controlling interests									(980)	(980)
Disposal of non-controlling interests			12,021					12,021	86,079	98,100
Capital contribution									(4,602)	(4,602)
Share-based compensation (Note 14)			71,532					71,532		71,532
Cumulative-effect upon adoption of ASC 606 (Note 2)						(7,671)		(7,671)		(7,671)
Balance at Aug. 31, 2019		42	5,501,992	(203,759)	7,080	(4,300,153)	87,148	1,092,350	65,123	1,157,473
Balance (in Shares) at Aug. 31, 2019 | shares	6,427,103,843
Comprehensive income (loss)						(729,829)	12,019	(717,810)	(38,813)	(756,623)
Appropriation of statutory reserves					5,190	(5,190)
Share repurchase (Note 16)		(1)		(70,889)				(70,890)		(70,890)
Share repurchase (Note 16) (in Shares) | shares	(76,586,600)
Exercise of employee stock options		1	7,774					7,775		7,775
Exercise of employee stock options (in Shares) | shares	92,428,720
Acquisition of subsidiaries (Note 4)									39,198	39,198
Disposal of interests in subsidiaries			25					25	(25)
Disposal of subsidiaries									3,944	3,944
Acquisition of non-controlling interests (Note 16)			(48,799)					(48,799)	(21,285)	(70,084)
Distribution to non-controlling interests									(7,056)	(7,056)
Capital contribution									250	250
Share-based compensation (Note 14)			137,986					137,986		137,986
Balance at Aug. 31, 2020		42	5,598,978	(274,648)	12,270	(5,035,172)	99,167	400,637	41,336	441,973
Balance (in Shares) at Aug. 31, 2020 | shares	6,442,945,963
Balance at Aug. 31, 2020		6	817,679	(40,110)	1,792	(735,341)	14,482	58,508	6,037	64,545
Balance (in Shares) at Aug. 31, 2020 | shares	6,442,945,963
Comprehensive income (loss)						(5,043,257)	(6,474)	(5,049,731)	(30,932)	(5,080,663)
Appropriation of statutory reserves					4,157			4,157		4,157
Share repurchase (Note 16)
Share repurchase (Note 16) (in Shares) | shares										76,586,600	76,586,600
Exercise of employee stock options			(303,878)	274,304				(29,574)		¥ (29,574)
Exercise of employee stock options (in Shares) | shares	168,713,598
Acquisition of subsidiaries (Note 4)
Disposal of interests in subsidiaries
Disposal of subsidiaries
Acquisition of non-controlling interests (Note 16)
Distribution to non-controlling interests
Capital contribution
Share-based compensation (Note 14)			42,862					42,862		42,862
Balance at Aug. 31, 2021		42	5,337,962	(344)	16,427	(10,078,429)	92,693	(4,631,649)	10,404	(4,621,245)	$ (715,320)
Balance (in Shares) at Aug. 31, 2021 | shares	6,611,659,561
Balance at Aug. 31, 2021		¥ 6	¥ 826,259	¥ (53)	¥ 2,543	¥ (1,560,032)	¥ 14,346	¥ (716,931)	¥ 1,611	¥ (715,320)
Balance (in Shares) at Aug. 31, 2021 | shares	6,611,659,561